Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Accruals and Other Payables [Abstract]
Borrowings from non-related parties	$ 393,222	$ 1,676,856
Employee benefits and salaries	48,770	48,118
Total	$ 441,992	$ 1,724,974